Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Salaries and short-term employee benefits	$ 2,754	$ 2,793
Non-executive directors' fees	194	204
Non-executive directors' deferred share units	87	(484)
Share-based payments	2,108	2,588
Key management personnel compensation	$ 5,143	$ 5,101